Customer Concentrations	6 Months Ended
Jun. 30, 2014
Customer Concentrations [Abstract]
Customer Concentrations

Note 13 – Customer concentrations

The Company had two customers who accounted for 56.8% and 43.2% of our revenue in the three and six-month periods ended June 30, 2014. Accounts receivable were $370,481, net of allowance, as of June 30, 2014. One customer accounted for 98.6% of this balance. The Company expects to continue to have customers with revenues or accounts receivable balances of 10% or more of total revenue or total accounts receivable in the foreseeable future.